Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,042,000
Previously Paid Amount	0.00
Total Fee Amount	558.20
Total Offset Amount	0.00
Net Fee	558.20
Narrative - Max Aggregate Offering Price	$ 4,042,000
Final Prospectus	true